SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

37. SUPPLEMENTAL CASH FLOW INFORMATION

The non-cash investing activities for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
Acquisitions of property and equipment:
Credited to trade payables	4,979	6,199	5,525
Non-monetary exchange	—	636	816
Credited to obligations under finance leases	452	368	518
Interest capitalization	—	188	328
Acquisitions of intangible assets: Credited to trade payables	179	41	846